AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Industrials – 19.8%
Air Freight & Logistics – 2.1%
CH Robinson Worldwide, Inc.	446	$45,322

Building Products – 0.9%
Builders FirstSource, Inc.(a)	137	19,042

Construction & Engineering – 3.4%
Fluor Corp.(a)	920	34,987
WillScot Holdings Corp.	1,225	40,364

		75,351

Ground Transportation – 1.3%
ArcBest Corp.	367	28,908

Machinery – 8.7%
CNH Industrial NV	3,897	50,193
Middleby Corp. (The)(a)	234	38,706
PACCAR, Inc.	571	61,234
Pentair PLC	452	42,579

		192,712

Professional Services – 1.8%
Robert Half, Inc.	685	40,477

Trading Companies & Distributors – 1.6%
Core & Main, Inc. - Class A(a)	687	35,044

		436,856

Financials – 15.6%
Banks – 4.0%
First Citizens BancShares, Inc./NC - Class A	20	40,961
M&T Bank Corp.	246	47,163

		88,124

Capital Markets – 5.1%
Cboe Global Markets, Inc.	316	66,613
Invesco Ltd.	2,574	44,762

		111,375

Financial Services – 2.5%
Corebridge Financial, Inc.	1,606	55,696

Insurance – 4.0%
American Financial Group, Inc./OH	390	49,249
Everest Group Ltd.	111	39,208

		88,457

		343,652

Consumer Discretionary – 10.8%
Specialty Retail – 6.2%
AutoNation, Inc.(a)	231	42,128
AutoZone, Inc.(a)	16	55,888
Bath & Body Works, Inc.	1,084	39,273

		137,289

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 4.6%
Crocs, Inc.(a)	163	$16,230
Lululemon Athletica, Inc.(a)	55	20,108
Tapestry, Inc.	757	64,663

		101,001

		238,290

Real Estate – 9.8%
Hotel & Resort REITs – 1.3%
Ryman Hospitality Properties, Inc.	288	28,480

Industrial REITs – 2.2%
First Industrial Realty Trust, Inc.	860	49,089

Real Estate Management & Development – 2.3%
CBRE Group, Inc. - Class A(a)	357	50,673

Residential REITs – 2.2%
UDR, Inc.	1,051	47,484

Specialized REITs – 1.8%
Digital Realty Trust, Inc.	250	39,080

		214,806

Health Care – 8.5%
Health Care Equipment & Supplies – 1.2%
Avantor, Inc.(a)	1,657	27,672

Health Care Providers & Services – 5.9%
CVS Health Corp.	413	27,142
Encompass Health Corp.	556	55,678
Labcorp Holdings, Inc.	186	46,694

		129,514

Life Sciences Tools & Services – 1.4%
ICON PLC(a)	162	30,783

		187,969

Information Technology – 7.8%
Communications Equipment – 1.9%
F5, Inc.(a)	144	42,110

Electronic Equipment, Instruments & Components – 2.7%
TD SYNNEX Corp.	438	60,221

Semiconductors & Semiconductor Equipment – 1.5%
Amkor Technology, Inc.	669	14,116
NXP Semiconductors NV	88	18,972

		33,088

Technology Hardware, Storage & Peripherals – 1.7%
Sandisk Corp./DE(a)	187	8,776
Western Digital Corp.(a)	562	27,499

		36,275

		171,694

Company	Shares	U.S. $ Value

Utilities – 6.7%
Electric Utilities – 3.1%
Alliant Energy Corp.	1,073	$69,241

Multi-Utilities – 3.6%
Ameren Corp.	775	78,709

		147,950

Consumer Staples – 6.5%
Consumer Staples Distribution & Retail – 3.5%
BJ’s Wholesale Club Holdings, Inc.(a)	410	41,516
Dollar Tree, Inc.(a)	495	36,066

		77,582

Personal Care Products – 3.0%
Kenvue, Inc.	2,762	65,183

		142,765

Energy – 6.5%
Energy Equipment & Services – 2.5%
Baker Hughes Co.	1,247	55,604

Oil, Gas & Consumable Fuels – 4.0%
Cameco Corp.	781	34,395
EOG Resources, Inc.	413	52,426

		86,821

		142,425

Materials – 5.4%
Chemicals – 5.4%
Avient Corp.	671	28,699
Corteva, Inc.	962	60,587
LyondellBasell Industries NV - Class A	386	29,656

		118,942

Communication Services – 1.5%
Media – 1.5%
Nexstar Media Group, Inc.	200	33,830

Total Common Stocks (cost $2,047,507)		2,179,179

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $28,387)	28,387	28,387

Total Investments – 100.2% (cost $2,075,894)(e)		2,207,566
Other assets less liabilities – (0.2)%		(4,739)

Net Assets – 100.0%		$2,202,827

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $236,757 and gross unrealized depreciation of investments was $(105,085), resulting in net unrealized appreciation of $131,672.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,179,179	$—	$—	$2,179,179
Short-Term Investments	28,387	—	—	28,387

Total Investments in Securities	2,207,566	—	—	2,207,566
Other Financial Instruments(b)	—	—	—	—

Total	$2,207,566	$—	$—	$2,207,566

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$55	$59	$86	$28	$0